INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 ILS (₪)	Nov. 15, 2021 USD ($)	Nov. 15, 2021 ILS (₪)
Income Tax Contingency [Line Items]
Corporate tax	23.00%
Valuation allowance of net deferred tax assets	$ (54,730)	$ 0
Valuation allowance	(60,129)	(2,438)	$ (3,608)
Valuation allowance	$ 4,248	$ 64,377	$ 66,815
Statutory rate	23.00%	23.00%	23.00%
One-time payment					$ 12,000	₪ 42.5
Undistributed exempt income					165,700	591.0
Payment of income tax assessment with tax authorities	$ 1,300
Amendment Advantage Exemption [Member]
Income Tax Contingency [Line Items]
One-time payment					$ 9,000	₪ 32.0
Israeli Tax Authority [Member]
Income Tax Contingency [Line Items]
Undistributed exempt income		$ 14,300		₪ 50.2
Subsidiaries outside Israel [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Corporate tax	15.00%
Subsidiaries outside Israel [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Corporate tax	26.50%
Subsidiary in U.S. [Member]
Income Tax Contingency [Line Items]
Accumulated tax loss carryforward	$ 203,000
Subsidiary in state [Member]
Income Tax Contingency [Line Items]
Accumulated tax loss carryforward	$ 165,500
Regulations [Member]
Income Tax Contingency [Line Items]
Corporate tax	7.50%